Operations of Oil and Gas Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Oil and Gas In Process Activities [Line Items]
Revenues	$ 5,958
Production Expenses	(2,603)
DD&A	(1,195)
Income Tax Expense	(864)
Income from operations	$ 1,296